INCOME TAXES (Reserve for Unrecognized tax benefits, interest and penalties) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Additions:
Prior year tax positions			$ 18
Current year tax positions			14
Decreases:
Prior year tax positions			(37)
Settlements with tax authorities		$ (9)	0
Lapse of statute of limitations			(28)
Unrecognized Tax Benefits, Interest on Income Taxes Accrued	$ 16	15	21
Amount of unrecognized tax benefit that could impact provision for income taxes	107
Amount of unrecognized tax benefit that could impact provision for income taxes, net of tax benefits	101
Unrecognized Tax Benefits [Member]
Reserve for unrecognized tax benefits, interest and penalties, type [Line Items]
Unrecognized Tax Benefits, Interest and Penalties, Beginning Balance	104
Additions:
Prior year tax positions	7
Current year tax positions	11
Acquisition of PXP	0
Decreases:
Prior year tax positions	(6)
Settlements with tax authorities	0
Lapse of statute of limitations	(6)
Unrecognized Tax Benefits, Interest and Penalties, Ending Balance	110	104
Interest [Member]
Reserve for unrecognized tax benefits, interest and penalties, type [Line Items]
Unrecognized Tax Benefits, Interest and Penalties, Beginning Balance	$ 104	110
Additions:
Prior year tax positions		4
Current year tax positions		11
Acquisition of PXP		0
Decreases:
Prior year tax positions		(12)
Lapse of statute of limitations		0
Unrecognized Tax Benefits, Interest and Penalties, Ending Balance		104	110
Penalties [Member]
Reserve for unrecognized tax benefits, interest and penalties, type [Line Items]
Unrecognized Tax Benefits, Interest and Penalties, Beginning Balance		$ 110	138
Additions:
Acquisition of PXP			5
Decreases:
Unrecognized Tax Benefits, Interest and Penalties, Ending Balance			$ 110